New or Revised IFRS Standards and Interpretations	6 Months Ended
Jun. 30, 2025
Revised standards [Abstract]
New or Revised IFRS Standards and Interpretations	New or Revised IFRS Standards and Interpretations
New or revised standards have been published on or after January 1, 2025 that are not yet effective and that have not been early adopted. Possible impacts have not yet been assessed.